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                           SUNSTONE FINANCIAL GROUP, INC.
                         207 East Buffalo Street, Suite 400
                             Milwaukee, Wisconsin 53202
                                   (414) 271-5885
                                Fax: (414) 271-5910

May 7, 1998

Securities and Exchange Commission
450 Fifth Street
Washington, D.C.  20549

Re:  Universal Capital Investment Trust
     Filing pursuant to Rule 497(j)
     (33-37668; 811-6212)

Dear Sir or Madam:

On behalf of the above-referenced registered investment company, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Universal Capital Investment Trust (the "Trust") hereby certifies that the form of Prospectus that would have been filed on behalf of the Trust pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 9 to the Trust's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment which is the most recent amendment to such Registration Statement and was filed electronically on April 28, 1998.

Please contact the undersigned at (414) 271-5885 with any questions about this certificate.

Very truly yours

/s/ Constance Dye Shannon
-------------------------
Legal and Compliance Manager

cc:  David A. Sturms